Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current assets
Schedule of other current assets

	As of December 31,
	2021	2022
	RMB	RMB
Value-added tax recoverable	179,370,960	153,654,128
Interest receivable	43,423,502	113,566,938
Funds receivable from third party payment service providers (1)	97,558,304	42,988,192
Content rights	38,557,515	5,317,278
Others	17,456,529	21,477,305
Total	376,366,810	337,003,841
(1)The Group opened accounts with external online payment service providers to collect funding from users.